Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Information [Line Items]
Entity Registrant Name	Seadrill Partners LLC
Entity Central Index Key	0001553467
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Common Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	75,278,250
Subordinated Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	16,543,350